Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

These condensed consolidated interim financial statements of the Company have been prepared, without audit, in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, these condensed consolidated financial statements do not include all information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as of and for the year ended December 31, 2021. The Company continues to follow the accounting policies set forth in those audited consolidated financial statements. In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments that are necessary for a fair presentation of the Company’s interim financial position, operating results and cash flows for the periods presented.

Basis of presentation

These consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Liquidity

Liquidity

As of March 31, 2022, the Company had available cash on hand of $172.8 million and working capital of $175.0 million which is expected to provide it with the necessary liquidity to fund its operating and investing requirements and future obligations as they become due within the next twelve months from the date of this filing.

While the Company expects to continue processing gold and silver ore on the leach pads and partially offset the cash that is projected to be used in its operations and investing activities, the Company does not expect to generate net positive cash from operations for the foreseeable future. Accordingly, the Company will be dependent on its unrestricted cash and other sources of cash to fund its business. As discussed in Note 13 - Stockholders’ Equity, the Company raised gross proceeds of $194.4 million in March 2022 through the following equity financings:

● On March 14, 2022, the Company entered into subscription agreements with American Multi-Cinema, Inc. and 2176423 Ontario Limited pursuant to which the Company agreed to sell an aggregate of 46,816,480 units at a purchase price of $1.193 per unit for total gross proceeds, before deduction of fees and expenses, of $55.9 million.

● On March 15, 2022, the Company implemented an at-the-market offering program pursuant to which the Company registered the offer and sale from time to time of its common stock having an aggregate offering price of up to $500.0 million of gross proceeds. Under the at-the-market offering, which was completed on March 25, 2022, the Company sold 89,553,584 shares of common stock for gross proceeds, before commissions and offering expenses, of $138.6 million.

Also, as discussed in Note 9 - Debt, Net, as a result of the equity financings above, the Company reached an agreement with Sprott Private Resource Lending II (Collector), LP (the “Lender”) with respect to the Credit Agreement among Hycroft Mining Holding Corporation, as borrower, Autar Gold Corporation MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC, Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”), which required the Company to prepay principal under the facility in the amount of $10.0 million following the Company’s receipt of the $55.9 million cash proceeds discussed above. The Company also made the additional prepayment of $13.9 million on March 30, 2022.

In addition to the above equity financings, the Company will continue to evaluate alternatives to raise additional capital necessary to fund the future development of the Hycroft Mine and will continue to explore other strategic initiatives to enhance stockholder value.

Historically, the Company has been dependent on various forms of debt and equity financing to fund its business. While the Company has been successful in the past raising funds through equity and debt financings, no assurance can be given that additional financing will be available to it in amounts sufficient to meet the Company’s needs or on terms acceptable to the Company. In the event that funds are not available, the Company may be required to materially change its business plans.

Liquidity

As of December 31, 2021, the Company had available cash on hand of $12.3 million and working capital of $6.1 million which, along with additional funds received subsequent to year-end, is expected to provide it with the necessary liquidity to fund its operating and investing requirements and future obligations as they become due within the next twelve months from the date of this filing.

While the Company expects to continue processing gold and silver ore on the leach pads after ceasing mining operations for the pre-commercial scale ROM operation and partially offset the cash that is projected to be used in its operations and investing activities, the Company does not expect to generate net positive cash from operations for the foreseeable future. Accordingly, the Company will be dependent on its unrestricted cash and other sources of cash to fund its business. As discussed in Note 25 - Subsequent Events, the Company raised gross proceeds of $194.4 million in March 2022 through the following equity financings:

● On March 14, 2022, the Company entered into subscription agreements with two private investors pursuant to which the Company agreed to sell an aggregate of 46,816,480 units at a purchase price of $1.193 per unit for total net proceeds of $55.9 million.

● On March 15, 2022, the Company implemented an at-the-market offering program pursuant to which the Company has registered the offer and sale from time to time of its common stock having an aggregate offering price of up to $500.0 million of gross proceeds. Under the at-the-market offering, the Company sold 89,553,602 shares of common stock for net proceeds of $138.6 million.

Also, as discussed in Note 25 - Subsequent Events, as a result of the equity financings above, the Company reached an agreement with the Lender (as hereinafter defined) with respect to the Sprott Credit Agreement which required the Company to prepay principal under the facility in the amount of $10.0 million following the Company’s receipt of the $55.9 million cash proceeds discussed above. In addition, the Company made the additional prepayment of $13.9 million on March 30, 2022.

In addition to the above equity financings, the Company will continue to evaluate alternatives to raise additional capital necessary to fund the future development of the Hycroft Mine and will continue to explore other strategic initiatives to enhance stockholder value.

Historically, the Company has been dependent on various forms of debt and equity financing to fund its business. While the Company has been successful in the past raising funds through equity and debt financings, no assurance can be given that additional financing will be available to it in amounts sufficient to meet the Company’s needs or on terms acceptable to the Company. In the event that funds are not available, the Company may be required to materially change its business plans.

Use of estimates

Use of estimates

The preparation of the Company’s condensed consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in these condensed consolidated financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver ounces on leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; estimates of mineral resources; estimates of life-of-mine production timing, volumes, costs and prices; future mining and current and future processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these condensed consolidated financial statements, and such differences could be material. Accordingly, amounts presented in these condensed consolidated financial statements are not indicative of results that may be expected for future periods.

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver ounces on stockpiles, leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral resources; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on technical analyses and measurements, historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. The Company early adopted ASU 2020-06 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance was effective for annual periods beginning after December 15, 2021 and the Company adopted ASU 2019-12 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (i) an adjustment to equity and, if so, the related earnings per share effects, if any, or (ii) an expense and, if so, the manner and pattern of recognition. For emerging growth companies, the new guidance was effective for annual periods beginning after December 15, 2021 and the Company adopted ASU 2021-04 as of January 1, 2022, with no material impact on its condensed consolidated financial statements or the related disclosures.

Recently adopted accounting pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (“ASU 2016-02”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) (“ASU 2019-10”) that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

The Company early adopted this standard as of January 1, 2021 using the modified retrospective approach. The comparative information has not been adjusted and continues to be reported under the accounting standard in effect for those periods.

The new standard offers a number of optional practical expedients of which the Company elected the following:

Transition elections: The Company elected the land easements practical expedient whereby existing land easements were not reassessed under the new standard.

Ongoing accounting policy elections: The Company elected the short-term lease recognition exemption whereby right-of-use assets and lease liabilities will not be recognized for leasing arrangements with terms less than one year. The Company elected the practical expedient to not separate lease and non-lease components for the majority of its underlying asset classes.

Based on contracts outstanding at January 1, 2021, the adoption of the new standard resulted in the recognition of additional operating lease ROU assets and lease liabilities of $0.1 million, and finance lease ROU assets and lease liabilities of $0.3 million. ROU assets are included in Plant, equipment, and mine development, net on the Consolidated Balance Sheets, and lease liabilities are included in the non-current portion of Other liabilities on the Consolidated Balance Sheets. Adoption of this standard did not have a material impact to the Consolidated Statements of Operations or the Consolidated Statements of Cash Flows.

Accounting pronouncements not yet adopted

In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2021. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g,, warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (i) an adjustment to equity and, if so, the related earnings per share effects, if any, or (ii) an expense and, if so, the manner and pattern of recognition. The new guidance is effective for annual and interim periods beginning after December 15, 2021, and early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.